HEDGE ACCOUNTING - Movements of other comprehensive income related to hedges of net investment in foreign operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hedges of net investment in foreign operations [abstract]
Hedged Items	$ (797,514)	$ (6,675,329)	$ 2,565,637
Hedging financial liabilities in foreign currency	760,997	2,549,821	(1,198,919)
Hedging derivatives in foreign currency		4,051,499	$ (403,983)
Net OCI account	(36,517)	(74,009)
Multi Financial Holding
Hedges of net investment in foreign operations [abstract]
Hedged Items	(393,836)
Hedging financial liabilities in foreign currency	385,379
Net OCI account	(8,457)
BAC Holding International Corp and Multi Financial Holding [member]
Hedges of net investment in foreign operations [abstract]
Hedged Items		(6,991,093)
Hedging financial liabilities in foreign currency		2,756,328
Hedging derivatives in foreign currency		4,048,523
Net OCI account		(186,242)
Other subsidiaries and branches Banco de Bogota
Hedges of net investment in foreign operations [abstract]
Hedged Items	(137,731)	105,255
Hedging financial liabilities in foreign currency	118,577	(3,470)
Hedging derivatives in foreign currency		2,976
Net OCI account	(19,154)	104,761
Occidental Bank Barbados Ltd.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(30,956)	23,104
Hedging financial liabilities in foreign currency	30,956	(23,104)
Banco de Occidente Panama. S.A.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(42,091)	26,838
Hedging financial liabilities in foreign currency	42,091	(26,838)
Sociedad Portuaria El Cayao S.A. E.S.P.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(25,513)	21,903
Hedging financial liabilities in foreign currency	25,513	(21,903)
Gases del Pacifico S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(32,050)	26,391
Hedging financial liabilities in foreign currency	23,144	(18,919)
Net OCI account	(8,906)	7,472
Gas Natural de Lima y Callao S.A.C. - Calidda
Hedges of net investment in foreign operations [abstract]
Hedged Items	(106,851)	90,633
Hedging financial liabilities in foreign currency	106,851	(90,633)
Promigas Per S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(4,763)	3,996
Hedging financial liabilities in foreign currency	4,763	(3,996)
Gases del Norte del Peru S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(23,718)	17,639
Hedging financial liabilities in foreign currency	23,718	(17,639)
Promigas Panam Corporation
Hedges of net investment in foreign operations [abstract]
Hedged Items	(5)	5
Hedging financial liabilities in foreign currency	$ 5	$ (5)